SEGMENT INFORMATION - Financial Information Table (Details) $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) segment		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Segment Information
Number of operating segments | segment													4
Sales	$ 1,935	$ 1,879	$ 1,875	$ 1,690	$ 1,758	$ 1,791	$ 1,669	$ 1,462	$ 3,565		$ 5,444		$ 7,379		$ 6,680		$ 6,085
Costs applicable to sales		1,053	999	957	1,002				1,956		3,009		4,062	[1]	3,738	[1]	3,588	[1]
Depreciation and amortization	323	328	310	300	312	338	285	278	610	$ 563	938	$ 901	1,261		1,213		1,121
Advanced Projects, Research and Development, and Exploration													322		282		282
Income (Loss) before Income and Mining Tax and Other Items	265	$ 278	$ 335	$ 194	(889)	$ 221	$ 240	$ 208	$ 529	$ 448	$ 807	$ 669	1,072		(220)		270
Total Assets	20,646				21,071								20,646		21,071		25,224
Capital Expenditures													890		1,077		1,370
Additional disclosures
Increase (decrease) in accrued capital expenditures													24		(56)		59
Consolidated capital expenditures on a cash basis													866		1,133		1,311
Corporate and other
Segment Information
Depreciation and amortization													11		10		15
Advanced Projects, Research and Development, and Exploration													53		51		72
Income (Loss) before Income and Mining Tax and Other Items													(507)		(511)		(696)
Total Assets	3,597				3,538								3,597		3,538		6,910
Capital Expenditures													10		11		38
North America | Operating Segments
Segment Information
Sales													2,852		2,566		1,999
Costs applicable to sales													1,625		1,480		1,344
Depreciation and amortization													552		438		332
Advanced Projects, Research and Development, and Exploration													91		71		60
Income (Loss) before Income and Mining Tax and Other Items													519		543		237
Total Assets	6,992				7,197								6,992		7,197		7,137
Capital Expenditures													303		419		545
North America | Operating Segments | Carlin
Segment Information
Sales													1,228		1,171		1,027
Costs applicable to sales													810		782		790
Depreciation and amortization													224		199		198
Advanced Projects, Research and Development, and Exploration													18		19		16
Income (Loss) before Income and Mining Tax and Other Items													131		160		11
Total Assets	2,299				2,282								2,299		2,282		2,243
Capital Expenditures													174		173		270
North America | Operating Segments | Phoenix
Segment Information
Sales													347		332		330
Costs applicable to sales													237		252		264
Depreciation and amortization													62		78		63
Advanced Projects, Research and Development, and Exploration													5		1		3
Income (Loss) before Income and Mining Tax and Other Items													30		(11)		(23)
Total Assets	889				923								889		923		996
Capital Expenditures													25		22		25
North America | Operating Segments | Phoenix | Gold
Segment Information
Sales													259		246		221
Costs applicable to sales													182		163		163
Depreciation and amortization													47		51		42
North America | Operating Segments | Phoenix | Copper
Segment Information
Sales													88		86		109
Costs applicable to sales													55		89		101
Depreciation and amortization													15		27		21
North America | Operating Segments | Twin Creeks
Segment Information
Sales													473		555		551
Costs applicable to sales													229		231		246
Depreciation and amortization													64		50		51
Advanced Projects, Research and Development, and Exploration													9		8		8
Income (Loss) before Income and Mining Tax and Other Items													168		261		240
Total Assets	1,144				1,132								1,144		1,132		1,141
Capital Expenditures													52		37		48
North America | Operating Segments | Long Canyon
Segment Information
Sales													219		27
Costs applicable to sales													59		4
Depreciation and amortization													74		5
Advanced Projects, Research and Development, and Exploration													23		20		22
Income (Loss) before Income and Mining Tax and Other Items													63		(3)		(22)
Total Assets	1,083				1,123								1,083		1,123		1,003
Capital Expenditures													10		119		128
North America | Operating Segments | Cripple Creek & Victor mine
Segment Information
Sales													585		481
Costs applicable to sales													290		211
Depreciation and amortization													127		105
Advanced Projects, Research and Development, and Exploration													10		11
Income (Loss) before Income and Mining Tax and Other Items													156		147
Total Assets	901				1,041								901		1,041
Capital Expenditures													33		59
North America | Operating Segments | La Herradura
Segment Information
Sales																	91
Costs applicable to sales																	44
Depreciation and amortization																	19
Advanced Projects, Research and Development, and Exploration																	3
Income (Loss) before Income and Mining Tax and Other Items																	23
Total Assets																	1,043
Capital Expenditures																	66
North America | Operating Segments | Other North America
Segment Information
Depreciation and amortization													1		1		1
Advanced Projects, Research and Development, and Exploration													26		12		8
Income (Loss) before Income and Mining Tax and Other Items													(29)		(11)		8
Total Assets	676				696								676		696		711
Capital Expenditures													9		9		8
South America | Operating Segments
Segment Information
Sales													1,314		909		1,070
Costs applicable to sales													742		559		564
Depreciation and amortization													239		298		350
Advanced Projects, Research and Development, and Exploration													98		95		95
Income (Loss) before Income and Mining Tax and Other Items													148		(1,180)		(49)
Total Assets	4,048				4,210								4,048		4,210		5,100
Capital Expenditures													156		304		456
South America | Operating Segments | Yanacocha
Segment Information
Sales													671		792		1,070
Costs applicable to sales													504		525		564
Depreciation and amortization													134		272		336
Advanced Projects, Research and Development, and Exploration													41		35		37
Income (Loss) before Income and Mining Tax and Other Items													(77)		(1,171)		29
Total Assets	1,420				1,549								1,420		1,549		2,648
Capital Expenditures													51		83		100
South America | Operating Segments | Merian
Segment Information
Sales													643		117
Costs applicable to sales													238		34
Depreciation and amortization													91		12
Advanced Projects, Research and Development, and Exploration													14		24		12
Income (Loss) before Income and Mining Tax and Other Items													297		46		(12)
Total Assets	967				984								967		984		764
Capital Expenditures													105		221		356
South America | Operating Segments | Other South America
Segment Information
Depreciation and amortization													14		14		14
Advanced Projects, Research and Development, and Exploration													43		36		46
Income (Loss) before Income and Mining Tax and Other Items													(72)		(55)		(66)
Total Assets	1,661				1,677								1,661		1,677		1,688
Australia | Operating Segments
Segment Information
Sales													2,180		2,179		2,081
Costs applicable to sales													1,155		1,151		1,262
Depreciation and amortization													231		244		275
Advanced Projects, Research and Development, and Exploration													40		27		21
Income (Loss) before Income and Mining Tax and Other Items													703		729		489
Total Assets	3,261				3,145								3,261		3,145		3,072
Capital Expenditures													214		234		194
Australia | Operating Segments | Boddington
Segment Information
Sales													1,208		1,137		1,081
Costs applicable to sales													670		656		710
Depreciation and amortization													138		134		142
Advanced Projects, Research and Development, and Exploration													2		1		3
Income (Loss) before Income and Mining Tax and Other Items													369		328		219
Total Assets	2,110				2,078								2,110		2,078		2,066
Capital Expenditures													80		65		58
Australia | Operating Segments | Boddington | Gold
Segment Information
Sales													981		973		910
Costs applicable to sales													562		530		570
Depreciation and amortization													116		110		116
Australia | Operating Segments | Boddington | Copper
Segment Information
Sales													227		164		171
Costs applicable to sales													108		126		140
Depreciation and amortization													22		24		26
Australia | Operating Segments | Tanami
Segment Information
Sales													514		575		504
Costs applicable to sales													251		238		225
Depreciation and amortization													67		82		82
Advanced Projects, Research and Development, and Exploration													21		13		7
Income (Loss) before Income and Mining Tax and Other Items													181		241		192
Total Assets	690				623								690		623		541
Capital Expenditures													108		145		98
Australia | Operating Segments | Waihi
Segment Information
Sales																	136
Costs applicable to sales																	55
Depreciation and amortization																	14
Advanced Projects, Research and Development, and Exploration																	3
Income (Loss) before Income and Mining Tax and Other Items																	59
Capital Expenditures																	12
Australia | Operating Segments | Kalgoorlie
Segment Information
Sales													458		467		360
Costs applicable to sales													234		257		272
Depreciation and amortization													20		19		21
Advanced Projects, Research and Development, and Exploration													9		5		3
Income (Loss) before Income and Mining Tax and Other Items													190		185		65
Total Assets	407				381								407		381		394
Capital Expenditures													21		20		21
Australia | Operating Segments | Other Australia
Segment Information
Depreciation and amortization													6		9		16
Advanced Projects, Research and Development, and Exploration													8		8		5
Income (Loss) before Income and Mining Tax and Other Items													(37)		(25)		(46)
Total Assets	54				63								54		63		71
Capital Expenditures													5		4		5
Africa | Operating Segments
Segment Information
Sales													1,033		1,026		935
Costs applicable to sales													540		548		418
Depreciation and amortization													228		223		149
Advanced Projects, Research and Development, and Exploration													40		38		34
Income (Loss) before Income and Mining Tax and Other Items													209		199		289
Total Assets	2,748				2,981								2,748		2,981		3,005
Capital Expenditures													207		109		137
Africa | Operating Segments | Ahafo
Segment Information
Sales													439		436		387
Costs applicable to sales													268		313		206
Depreciation and amortization													72		94		53
Advanced Projects, Research and Development, and Exploration													24		28		24
Income (Loss) before Income and Mining Tax and Other Items													70		(7)		74
Total Assets	1,690				1,739								1,690		1,739		1,757
Capital Expenditures													181		87		92
Africa | Operating Segments | Akyem
Segment Information
Sales													594		590		548
Costs applicable to sales													272		235		212
Depreciation and amortization													155		128		96
Advanced Projects, Research and Development, and Exploration													10		8		8
Income (Loss) before Income and Mining Tax and Other Items													152		214		228
Total Assets	1,057				1,240								1,057		1,240		1,246
Capital Expenditures													26		22		45
Africa | Operating Segments | Other Africa
Segment Information
Depreciation and amortization													1		1
Advanced Projects, Research and Development, and Exploration													6		2		2
Income (Loss) before Income and Mining Tax and Other Items													(13)		(8)		(13)
Total Assets	$ 1				$ 2								$ 1		$ 2		$ 2

[1]	Excludes Depreciation and amortization and Reclamation and remediation.